UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         May 14, 2010
-------------------    ------------------------------   ---------------------
   [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:        $255,657
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
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

           COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGER   SOLE    SHARED   NONE
3COM CORP                     COM             885535104   56,550   7,372,860  SH            OTHER       1            7,372,860
ALLIED CAP CORP NEW           COM             01903Q108  174,661   8,733,061  SH            OTHER       1            8,733,061
AMICAS INC                    COM             001712108   18,963   3,149,939  SH            OTHER       1            3,149,939
BJ SVCS CO                    COM             055482103   34,023   1,589,883  SH            OTHER       1            1,589,883
BLOCKBUSTER INC               CL B            093679207      712   3,746,986  SH            OTHER       1            3,746,986
CORRIENTE RES INC             COM NEW         22027E409   42,107   5,135,022  SH            OTHER       1            5,135,022
ICO INC NEW                   COM             449293109    1,781     220,400  SH            OTHER       1              220,400
INTERACTIVE DATA CORP         COM             45840J107    8,279     258,716  SH            OTHER       1              258,716
INTERNATIONAL ABSORBENTS INC  COM NO PAR      45885E203      517     111,415  SH            OTHER       1              111,415
MERIDIAN RESOURCE CORP        COM             58977Q109      937   3,346,071  SH            OTHER       1            3,346,071
MILLIPORE CORP                COM             601073109   14,153     134,022  SH            OTHER       1              134,022
PSYCHIATRIC SOLUTIONS INC     COM             74439H108    6,953     233,000  SH            OTHER       1              233,000
SANTANDER BANCORP             COM             802809103    3,404     277,399  SH            OTHER       1              277,399
SKILLSOFT PLC                 SPONSORED ADR   830928107   34,884   3,380,258  SH            OTHER       1            3,380,258
TELMEX INTERNACIONAL SAB DE   SPONS ADR SR L  879690105    2,758     143,038  SH            OTHER       1              143,038
TERRA INDS INC                COM             880915103   45,946   1,004,064  SH            OTHER       1            1,004,064
VCG HLDG CORP                 COM             91821K101      962     400,852  SH            OTHER       1              400,852
ZENITH NATL INS CORP          COM             989390109   58,241   1,519,856  SH            OTHER       1            1,519,856
